FORWARED PURCHASE AGREEMENT	6 Months Ended
Jun. 30, 2023
Disclosure Of Forwared Purchase Agreement [Abstract]
FORWARED PURCHASE AGREEMENT:
NOTE 6 – FORWARED PURCHASE AGREEMENT:

The Company entered into the Forward Purchase Transaction with the Seller. Pursuant to the Forward Purchase Agreement, the Seller thereunder purchased, through a broker in the open market shares and will sell the shares under certain conditions. Vellar will pay directly, out of the funds held in Endurance’s trust account, approximately $86.5 million. Accordingly, there was no net increase in cash as a result of the Forward Purchase Agreement at the time of the Closing of the Business Combination occurred on October 27, 2023. Upon the effective date of the applicable registration statement January 23, 2023, the Seller paid to SatixFy approximately $10.0 million (including $8.4 million with respect to the Subject Shares purchased by the Seller prior to the closing of the Business Combination and $1.6 million with respect to the Additional Shares issued to Vellar following the Closing of the Business Combination).

The difference between the fair value of the shares deemed to be issued to the SPAC holders, including the Seller's and the net financial instruments held by the SPAC (including the fair value of the FPA) will be recognized as listing expenses. The financial instrument is measured at fair value initially and subsequently, with changes in fair value recognized in profit or loss.

For the purpose of measuring the price of FPA assets a Monte Carlo simulation model was used.

The maturity date will be the third anniversary of the Closing (the “Maturity Date”), subject to acceleration as discussed below. Upon the occurrence of the Maturity Date, SatixFy is obligated to pay to the Sellers an amount equal to the product of (a) 10,000,000 less the number of Subject Shares sold pursuant to OET Sales (but not any Subject Shares sold pursuant to Shortfall Sales) multiplied by (b) $1.50 (the “Maturity Consideration”). At the Maturity Date, SatixFy will be entitled to deliver the Maturity Consideration to the Sellers in SatixFy Ordinary Shares or in cash calculated based on the average daily VWAP Price over 30 trading days commencing on (i) the Maturity Date, to the extent the SatixFy Ordinary Shares used to pay the Maturity Consideration are freely tradeable by Seller, or (ii) if not freely tradeable by Seller, the date on which the SatixFy Ordinary Shares used to pay the Maturity Consideration are registered under the Securities Act and delivered to Seller, provided that if such SatixFy Ordinary Shares comprising the Maturity Consideration are not registered with the SEC within 120 days following the Maturity Date (which period may be extended for up to 30 days in certain circumstances), SatixFy shall pay to the Sellers an additional amount equal to 25% of the Maturity Consideration. The Maturity Date may be accelerated by Seller, at its discretion, if, following the Closing, (x) during the 12 months following Closing, for any 90 trading days during a 120-consecutive day period occurring during such 12-month period, the VWAP Price for 90 trading days during such period shall be less than $1.50 per share or (y) during the subsequent 24 months following Closing, for any 45 consecutive trading day-period occurring during such 24 month period, the VWAP Price for 30 trading days during such period shall be less than $2.50 per Share or (B) (x) the registration statement is not declared effective by the 45th day following the Closing (or the 90th day if the SEC notifies SatixFy it will “review” the registration statement) or (y) SatixFy does not maintain effectiveness of the registration statement (subject to customary blackout period exceptions as provided in the Forward Purchase Agreement) and in the case of (B) SatixFy shall pay the Break-up Fee (as defined below). Due to the extended decline in our stock price, the Sellers are entitled to accelerate the Maturity Consideration as of the date of this exhibit, but have not yet done so.

If the Forward Purchase Transaction is terminated prior to the Maturity Date, except if due to a material breach by Sellers, Endurance and SatixFy, jointly and severally, will also be obligated to pay a break-up fee equal to $0.5 million plus certain fees and expenses (the “Break-up Fee”).